SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	9 Months Ended			12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019
SGD [Member]
Average exchange rate		1.35
Exchange rate		1.35		1.35
RMB One [Member]
Average exchange rate		7.01
Exchange rate		6.96		6.96
RMB [Member]
Average exchange rate	6.81		7.05	7.05
Exchange rate	6.79	7.00		7.00